UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09153
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Michigan Municipal Income Trust                                                                          as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.0%
$ 1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$ 1,298,587
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	529,713
		$ 1,828,300
Electric Utilities — 12.7%
$ 1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$ 1,272,700
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25 (1)(2)	393,727
1,125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37 (1)(2)	1,120,871
1,000	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	1,079,350
		$ 3,866,648
Escrowed/Prerefunded — 8.8%
$ 500	Garden City School District, Prerefunded to 5/1/11, 5.00%, 5/1/26	$ 522,685
500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	536,280
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	794,145
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	812,287
		$ 2,665,397
General Obligations — 10.8%
$ 500	East Grand Rapids, Public School District, 5.00%, 5/1/25	$ 507,825
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,016,670
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	769,635
1,000	White Cloud, Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,017,330
		$ 3,311,460
Hospital — 28.4%
$ 500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$ 523,660
185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	188,676

$ 125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	$ 128,644
560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	543,676
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	508,315
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,007,570
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	724,215
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	991,370
1,430	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,391,133
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	766,972
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,061,090
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	852,296
		$ 8,687,617
Housing — 3.0%
$ 1,000	Michigan State Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$ 921,960
		$ 921,960
Industrial Development Revenue — 8.0%
$ 1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$ 1,004,500
800	Dickinson County Electronic Devolpment Corp., (International Paper Co.), 5.75%, 6/1/16	829,640
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	625,219
		$ 2,459,359
Insured-Electric Utilities — 9.0%
$ 1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$ 1,031,150
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	511,885
1,200	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (3)	1,204,476
		$ 2,747,511

Insured-Escrowed/Prerefunded — 20.4%
$ 1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$ 1,037,150
1,000	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,051,720
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,017,320
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	2,123,300
		$ 6,229,490
Insured-General Obligations — 8.1%
$ 650	Detroit, School District, (FGIC), 4.75%, 5/1/28	$ 650,501
750	Detroit, School District, (FSA), 5.25%, 5/1/32	816,165
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	200,448
700	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (1)(2)	805,392
		$ 2,472,506
Insured-Hospital — 6.7%
$ 1,000	Royal Oak, Hospital Finance Authority Revenue, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$ 1,015,170
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,032,630
		$ 2,047,800
Insured-Lease Revenue/Certificates of Participation — 4.1%
$ 4,300	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	$ 1,254,310
		$ 1,254,310
Insured-Special Tax Revenue — 11.4%
$ 5,160	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$ 455,731
1,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	185,441
2,430	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	349,385
1,470	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	200,670
2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	2,280,915
		$ 3,472,142
Insured-Student Loan — 6.6%
$ 1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$ 1,000,720
1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.50%, 6/1/25 (4)	1,018,340
		$ 2,019,060
Insured-Transportation — 3.3%
$ 1,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28	$ 1,002,000
		$ 1,002,000

Insured-Water Revenue — 5.4%
$ 1,650	Detroit, Water Supply System, (FGIC), 5.00%, 7/1/30	$ 1,665,626
$ 1,665,626
Lease Revenue/Certificates of Participation — 0.8%
$ 250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$ 251,738
$ 251,738
Other Revenue — 3.4%
$ 12,500	Michigan Tobacco Settlement Finance Authority, 0.00%, 6/1/52	$ 531,750
500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	502,325
$ 1,034,075
Transportation — 4.9%
$ 1,500	Kent County Airport Facility, 5.00%, 1/1/25 (3)	$ 1,509,570
$ 1,509,570
Total Tax-Exempt Investments — 161.8% (identified cost $48,162,409)		$ 49,446,569
Other Assets, Less Liabilities — (4.5)%		$ (1,386,420)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.3)%		$ (17,503,837)
Net Assets Applicable to Common Shares — 100.0%		$ 30,556,312

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,319,990 or 7.6% of the net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.

(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
12/07	5 U.S. Treasury Note	Short	$ (546,193)	$ (545,234)	$ 959
$ 959

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$ 275,000	5.732%	3-month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$ (11,035)
Merrill Lynch Capital Services, Inc.	$ 400,000	5.817%	3-month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$ (21,997)
					$ (33,032)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest rate payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$ 46,201,482
Gross unrealized appreciation	$ 1,969,026
Gross unrealized depreciation	(648,939)
Net unrealized appreciation	$ 1,320,087

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2007